Share application monies	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Share application monies

15.	Share application monies

As at 31 March 2023, the Company received USD109,074 towards allotment of equity shares which have been allocated to the applicants and subject to the Company’s shareholder’s agreements and term sheet of the Company, where applicable. The directors had completed the share allotment exercise as at 31 March 2024.

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Share application monies
15.	Share application monies

As at 30 September 2023, the Company received USD786,853 towards allotment of equity shares which have been allocated to the applicants and subject to the Company’s shareholder’s agreements and term sheet of the Company, where applicable.